UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Quarter Ended:  September 30, 2006

Check here if Amendment [_];  Amendment Number:
This Amendment:         [_]   is a restatement.
                        [_]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                 Scottwood Capital Management, LLC
Address               1 Pickwick Plaza
                      Greenwich, CT 06830

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Brian Goldenberg
Title:   Compliance Officer
Phone:   203-302-2444

Signature, Place, and Date of Signing:

/s/     Brian Goldenberg      Greenwich, CT            November 14, 2006
-----------------------------------------------------------------------

Report Type:

[X]    13F HOLDINGS REPORT.
[_]    13F NOTICE.
[_]    13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE


Report Summary:

Form 13F Information Table Entry Total: 7


Form 13F Information Table Value Total: $82,456 (000's)

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALTRIA GROUP INC               COM              02209S103    23424   306000 SH       SOLE                   306000
AMERICAN ORIENTAL BIOENG.      COM              028731107     1186   195000 SH       SOLE                   195000
CAMECO CORP	               COM              13321L108     8733   239700 SH       SOLE                   239700
FORD MOTOR CO	               COM              345370860     2427   300000 SH       SOLE                   300000
MIRANT CORP	               COM              60467R100    13655   500000 SH       SOLE                   500000
RELIANT ENERGY INC             COM              75952B105     4949   402000 SH       SOLE                   402000
WILLIAMS COS                   COM              969457100    28083  1176500 SH       SOLE                  1176500